Discontinued operations (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)
Service [Member]
Discontinued operations [Line Items]
Revenue from Contract with Customer, Including Assessed Tax			$ 177,528,000	$ 169,017,000	$ 136,442,000
Shenzhen Xunyi Network Technology Corp., Ltd. [Member] | Minimum [Member] | Scenario, Forecast [Member] | Service [Member]
Discontinued operations [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,225,000	¥ 8,000,000
Xunlei Kankan [Member]
Discontinued operations [Line Items]
Sales price							$ 19,896,000	¥ 130,000,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			0	0	0
Web Game Business [Member]
Discontinued operations [Line Items]
Sales price			640,000			¥ 4,180,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			$ 1,394,000	$ 0	$ 1,394,000